Corporate and Group information (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Corporate And Group Information [Abstract]
Summary of Subsidiaries

The unaudited condensed consolidated interim financial statements of the Group include:

		Country of	% of equity interest as June 30,
Name	Legal seat	incorporation	2026	2025
Pharvaris Holdings B.V.	Leiden	The Netherlands	100%	100%
Pharvaris Netherlands B.V.	Leiden	The Netherlands	100%	100%
Pharvaris GmbH	Zug	Switzerland	100%	100%
Pharvaris, Inc.	Delaware	United States of America	100%	100%
Pharvaris Pharmaceuticals, Inc.*	Delaware	United States of America	100%	100%

*Pharvaris Pharmaceuticals, Inc was incorporated in June 2025